Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.93%	1.57%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.72%	0.67%